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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02090

Invesco Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows    1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Bond Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2013

Schedule of Investments(a)

November 30, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–88.30%

Advertising–0.63%

Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$1,200,000	$1,195,168
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	260,000	253,792
		1,448,960

Aerospace & Defense–0.96%

Alliant Techsystems Inc., Sr. Unsec. Notes, 5.25%, 10/01/21(b)	41,000	41,922
B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	565,000	581,950
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	30,000	30,000
6.13%, 01/15/23(b)	22,000	22,000
7.75%, 03/15/20(b)	90,000	102,825
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	38,000	37,145
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	118,000	126,850
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 03/15/21	11,000	12,045
Kratos Defense & Security Solutions Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 06/01/17	68,000	74,120
L-3 Communications Corp., Sr. Unsec. Gtd. Notes, 4.75%, 07/15/20	1,000,000	1,051,399
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	48,000	48,060
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	35,000	34,738
7.50%, 07/15/21	35,000	37,800
		2,200,854

Agricultural Products–0.20%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	103,000	109,953
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	300,000	341,027
		450,980

	Principal Amount	Value

Airlines–2.58%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	$25,000	$24,315
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sr. Sec. Pass Through Ctfs., 7.10%, 04/02/21	302,953	320,562
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	588,178	621,999
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	573,258	590,277
Series 2012-1, Class B, Sec. Pass Through Ctfs.,6.25%, 04/11/20	1,898,647	1,993,580
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	130,000	136,175
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	387,134	418,952
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	571,907	614,800
Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	805,000	746,134
United Airlines Pass Through Trust, Series 2013-1, Class A, Sr. Sec. Pass Through Ctfs., 4.30%, 08/15/25	280,000	284,725
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	55,000	57,475
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	56,581	56,298
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 04/23/22(b)	47,000	48,570
		5,913,862

Alternative Carriers–0.16%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	30,000	33,000
11.88%, 02/01/19	60,000	69,900

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Financing Inc., Sr. Unsec. Gtd. Floating Rate Notes, 3.85%, 01/15/18(b)(c)	$20,000	$20,300
Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	117,000	124,897
8.13%, 07/01/19	25,000	27,500
8.63%, 07/15/20	40,000	45,200
9.38%, 04/01/19	35,000	39,375
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	8,000	8,160
		368,332

Apparel Retail–0.10%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	97,000	101,365
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	20,000	20,575
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	77,175
Neiman Marcus Group LTD LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	30,000	30,900
		230,015

Apparel, Accessories & Luxury Goods–0.09%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	10,000	10,975
7.63%, 05/15/20	160,000	176,600
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	10,000	9,463
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	14,000	14,280
		211,318

Application Software–0.02%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	55,000	52,525

Asset Management & Custody Banks–1.06%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	80,000	79,000
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 4.75%, 02/15/23(b)	1,190,000	1,254,658
6.25%, 08/15/42(b)	490,000	530,335
Capsugel S.A., Sr. Unsec. PIK Notes, 7.00%, 05/15/19(b)	13,000	13,253
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	575,000	547,227
		2,424,473

	Principal Amount	Value

Auto Parts & Equipment–0.40%

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 5.13%, 02/15/19	$12,000	$12,315
6.25%, 03/15/21	35,000	36,925
Stackpole International Intermediate Co. S.A. (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	81,000	84,645
TRW Automotive Inc., Sr. Unsec. Gtd. Notes, 4.45%, 12/01/23(b)	790,000	790,987
		924,872

Automobile Manufacturers–1.53%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.25%, 09/20/22	1,200,000	1,218,325
General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	980,000	1,009,400
4.88%, 10/02/23(b)	710,000	718,875
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	550,000	553,295
		3,499,895

Automotive Retail–0.99%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	585,000	585,408
5.75%, 05/01/20	1,540,000	1,686,289
		2,271,697

Broadcasting–1.59%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	15,000	15,450
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	40,000	41,500
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	29,000	30,668
COX Communications Inc., Sr. Unsec. Notes, 4.70%, 12/15/42(b)	1,000,000	841,409
6.25%, 06/01/18(b)	1,300,000	1,482,918
8.38%, 03/01/39(b)	305,000	367,150
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	815,000	763,614
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	95,000	97,969
Sinclair Television Group, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/21(b)	8,000	8,260
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,125
		3,654,063

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Building Products–0.54%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	$185,000	$193,556
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	70,000	74,550
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	129,375
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	178,000	197,580
10.00%, 12/01/18	40,000	44,600
Owens Corning Inc., Sr. Unsec. Gtd. Global Notes, 4.20%, 12/15/22	415,000	403,100
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	16,000	16,680
7.88%, 03/30/20(b)	65,000	71,825
Sr. Unsec. Notes, 9.75%, 01/15/18	95,000	111,863
		1,243,129

Cable & Satellite–4.54%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	45,000	43,538
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	860,000	796,079
5.70%, 05/15/18	1,545,000	1,792,266
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	580,000	672,787
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	295,000	301,299
5.15%, 03/15/42	1,305,000	1,156,257
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	143,000	144,430
5.88%, 07/15/22	50,000	50,813
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	50,000	53,938
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	38,000	42,085
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/22	105,000	107,362
7.25%, 10/15/20	55,000	60,225
7.50%, 04/01/21	41,000	45,100
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21(b)	80,000	84,000
8.13%, 06/01/23(b)	40,000	42,200
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	210,000	237,156
5.95%, 04/01/41	1,355,000	1,483,221

	Principal Amount	Value

Cable & Satellite–(continued)

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Deb., 6.55%, 05/01/37	$310,000	$289,295
Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	685,000	773,480
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	350,000	353,648
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	95,000	100,462
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	420,000	430,333
6.50%, 01/15/18	1,290,000	1,348,442
		10,408,416

Casinos & Gaming–0.41%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	105,000	114,713
9.13%, 12/01/18	15,000	16,350
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	40,000	33,800
Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	30,000	29,100
9.00%, 02/15/20	75,000	72,750
Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	68,000	67,830
Sr. Sec. Notes, 8.00%, 10/01/20(b)	60,000	61,050
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	10,000	5,550
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	215,000	227,362
6.75%, 10/01/20	8,000	8,620
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	65,000	72,800
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	55,000	59,950
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	52,000	51,773
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	90,000	91,856
7.75%, 08/15/20	15,000	16,800
		930,304

Coal & Consumable Fuels–0.11%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	145,000	158,412
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	29,000	30,958
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	60,000	63,600
		252,970

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Commercial Printing–0.00%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 6.50%, 11/15/23	$7,000	$7,000

Communications Equipment–0.07%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	20,000	18,150
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	115,000	112,269
9.00%, 04/01/19(b)	37,000	38,110
		168,529

Computer & Electronics Retail–0.05%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	105,000	110,906

Computer Storage & Peripherals–0.04%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	90,000	100,013

Construction & Engineering–0.34%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	111,825
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	155,000	166,237
URS Corp., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/22(b)	500,000	504,281
		782,343

Construction & Farm Machinery & Heavy Trucks–0.19%

Allied Specialty Vehicle, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	57,000	57,570
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	45,000	53,212
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	77,000	77,577
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	50,000	50,625
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	40,000	45,300
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	94,000	96,820
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	15,000	15,563
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	5,000	5,338
Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	23,000 23,690
		425,695

	Principal Amount	Value

Construction Materials–0.09%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	$20,000	$20,950
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	15,000	16,200
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	130,000	143,650
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	25,000	25,625
		206,425

Consumer Finance–0.72%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	265,000	311,375
8.00%, 03/15/20	15,000	18,038
Capital One Financial Corp., Sr. Unsec. Global Notes, 1.00%, 11/06/15	500,000	500,621
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	745,000	811,768
		1,641,802

Data Processing & Outsourced Services–0.33%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	340,000	331,265
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	125,000	136,094
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	141,000	150,517
Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	45,000	48,488
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	26,000	30,680
Sr. Unsec. Gtd. Sub. Global Notes, 11.25%, 03/31/16	15,000	15,375
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	20,000	20,750
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	30,000	27,825
		760,994

Distillers & Vintners–0.27%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	69,600
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	505,000	540,981
		610,581

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Diversified Banks–6.40%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	$555,000	$569,772
Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	376,101
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	1,100,000	1,111,257
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	500,000	534,303
4.50%, 10/30/15(b)	1,075,000	1,135,356
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,080,000	1,216,165
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	957,000	1,118,590
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	500,000	516,609
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	600,000	624,020
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(b)	990,000	1,051,219
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	1,170,000	1,175,294
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	540,000	607,432
National Australia Bank (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 03/09/15	460,000	469,124
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	495,000	485,135
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(d)	210,000	277,920
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	260,000	303,397
Unsec. Sub. Notes, 6.13%, 12/15/22	50,000	51,182
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	57,000	66,677
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	800,000	799,662

	Principal Amount	Value

Diversified Banks–(continued)

Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	$350,000	$343,345
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	1,840,000	1,827,529
		14,660,089

Diversified Capital Markets–1.07%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(b)	1,680,000	1,796,635
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	573,000	665,574
		2,462,209

Diversified Chemicals–0.00%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	10,000	9,750

Diversified Metals & Mining–3.22%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	660,000	845,827
BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 5.00%, 09/30/43	838,000	848,292
6.50%, 04/01/19	1,000,000	1,214,512
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	35,000	37,975
8.25%, 11/01/19(b)	140,000	157,150
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 2.50%, 01/15/19(b)	1,221,000	1,171,611
4.13%, 05/30/23(b)	1,347,000	1,252,886
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	820,000	804,241
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	750,000	608,350
5.38%, 04/16/20	230,000	248,666
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	111,213
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	50,000	52,625
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	28,000	23,870
		7,377,218

Drug Retail–1.32%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	1,217,131	1,337,546
Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	1,572,543	1,692,289
		3,029,835

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Electric Utilities–0.68%

Entergy Gulf States Louisiana LLC, Sr. Sec. First Mortgage Bonds, 5.59%, 10/01/24	$650,000	$738,130
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	370,000	322,124
System Energy Resources Inc., Sr. Sec. First Mortgage Bonds, 4.10%, 04/01/23	500,000	499,160
		1,559,414

Electrical Components & Equipment–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	40,000	39,500

Electronic Manufacturing Services–0.04%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	90,000	96,300

Environmental & Facilities Services–0.02%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 10/01/20(b)	26,000	27,495
Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	25,000	25,313
5.25%, 08/01/20	2,000	2,055
		54,863

Forest Products–0.02%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	47,000	49,350

Gas Utilities–0.16%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	59,950
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	130,000	133,087
Sr. Unsec. Notes, 6.75%, 01/15/22(b)	21,000	21,499
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	27,000	29,295
Sr. Unsec. Notes, 7.38%, 03/15/20	115,000	123,625
		367,456

General Merchandise Stores–0.45%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	640,000	628,309
3.25%, 04/15/23	450,000	413,836
		1,042,145

	Principal Amount	Value

Gold–1.68%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 5.25%, 04/01/42	$1,195,000	$986,592
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	750,000	648,752
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	30,000	29,856
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,000,000	857,656
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	700,000	636,458
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	360,000	268,589
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/01/39	475,000	424,863
		3,852,766

Health Care Equipment–0.09%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	36,000	38,340
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	103,000	107,635
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	55,000	58,025
		204,000

Health Care Facilities–0.23%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/21(b)	8,000	8,180
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/19	64,000	69,920
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	70,000	73,675
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	60,000	62,550
Health Management Associates Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 01/15/20	40,000	45,000
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	24,000	24,210
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	30,000	31,462
Sr. Unsec. Global Notes, 6.75%, 02/01/20	45,000	46,575
8.00%, 08/01/20	100,000	109,625
8.13%, 04/01/22	42,000	45,885
		517,082

Health Care Services–0.03%

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	55,000	59,400

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Home Improvement Retail–0.03%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	$70,000	$75,950

Homebuilding–0.96%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/21(b)	64,000	64,960
9.13%, 06/15/18	30,000	32,062
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	60,000	63,600
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	127,000	133,667
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	20,000	21,425
11.88%, 10/15/15	10,000	11,550
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	29,000	30,088
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	36,000	33,660
6.95%, 06/01/18	62,000	69,362
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	70,525
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,815,000	1,594,460
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	30,000	28,838
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	51,000	56,100
		2,210,297

Hotels, Resorts & Cruise Lines–0.46%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	715,000	719,074
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	260,000	263,250
7.50%, 10/15/27	60,000	64,650
		1,046,974

Household Products–0.05%

Reynolds Group Holdings Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	120,000	123,300

Independent Power Producers & Energy Traders–0.07%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	49,000	55,493
8.00%, 10/15/17	5,000	5,900
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	29,000	33,205
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	53,307	56,305
		150,903

	Principal Amount	Value

Industrial Conglomerates–1.22%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	$320,000	$369,423
Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	2,290,000	2,430,262
		2,799,685

Industrial Machinery–1.01%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	49,000	48,265
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	710,000	753,384
Stanley Black & Decker Inc., Jr. Unsec. Sub. Global Notes, 5.75%, 12/15/53	1,450,000	1,515,250
		2,316,899

Industrial REIT’s–0.25%

ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	576,000	577,275

Integrated Oil & Gas–0.58%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	265,000	286,200
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	960,000	1,041,221
		1,327,421

Integrated Telecommunication Services–2.28%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	86,000	115,577
AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	655,000	657,720
2.95%, 05/15/16	370,000	386,892
6.15%, 09/15/34	500,000	541,815
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	440,000	624,076
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	150,000	176,670
Sr. Unsec. Gtd. Notes, 4.88%, 03/06/42(b)	1,000,000	970,967
6.75%, 08/20/18	225,000	270,151
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	315,000	330,344
4.75%, 02/16/21(b)	200,000	212,361
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	880,000	935,331
		5,221,904

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Internet Software & Services–0.63%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/17	$730,000	$733,125
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	75,000	77,063
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	25,000	24,625
7.00%, 07/15/21	550,000	605,000
		1,439,813

Investment Banking & Brokerage–3.21%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	1,165,000	1,293,150
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	565,000	622,990
5.75%, 01/24/22	230,000	259,909
Unsec. Sub. Global Notes, 6.75%, 10/01/37	310,000	346,640
Lazard Group LLC, Sr. Unsec. Notes, 4.25%, 11/14/20	430,000	430,398
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	1,095,000	1,205,083
7.63%, 08/13/19(b)	498,000	593,585
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	1,000,000	1,048,057
Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	1,195,000	1,153,880
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	394,607
		7,348,299

Leisure Facilities–0.02%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	35,000	34,475
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	20,000	21,350
		55,825

Life & Health Insurance–4.11%

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	1,086,169
MetLife Inc., Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	785,000	1,172,594
Sr. Unsec. Global Notes, 4.13%, 08/13/42	390,000	345,835
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,777,154
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	1,150,000	1,296,881

	Principal Amount	Value

Life & Health Insurance–(continued)

Prudential Financial, Inc., Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	$1,500,000	$1,576,372
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	820,000	877,627
Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/37	390,000	474,831
7.38%, 06/15/19	645,000	804,681
		9,412,144

Managed Health Care–0.54%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	435,000	465,574
WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	23,000	23,748
Wellpoint Inc., Sr. Unsec. Global Notes, 1.25%, 09/10/15	750,000	756,572
		1,245,894

Marine–0.04%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	87,000	88,304

Movies & Entertainment–1.27%
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	65,000	69,712
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	120,000	130,200
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	70,000	70,000
Time Warner, Inc., Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	675,000	752,852
Viacom Inc., Sr. Unsec. Global Notes, 4.25%, 09/01/23	1,205,000	1,216,297
5.85%, 09/01/43	635,000	663,402
		2,902,463

Multi-Line Insurance–1.20%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	1,055,000	1,377,662
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	582,000	595,667
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb, 8.13%, 06/15/38	36,000	41,985
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	740,000	731,642
		2,746,956

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Multi-Sector Holdings–0.26%

MidAmerican Energy Co., Sr. Sec. First Mortgage Bonds, 3.70%, 09/15/23	$592,000	$596,516

Multi-Utilities–0.78%

Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Notes, 4.13%, 03/13/17(b)	800,000	849,816
Dominion Gas Holdings LLC, Sr. Unsec. Notes, 3.55%, 11/01/23(b)	959,000	942,333
		1,792,149

Office REIT’s–0.70%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	1,525,000	1,595,669

Office Services & Supplies–0.84%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	5,000	5,425
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,730,000	1,913,823
		1,919,248

Oil & Gas Drilling–0.08%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	16,000	17,220
Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	40,000	42,200
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	90,000	96,525
6.63%, 11/15/20	34,000	36,508
		192,453

Oil & Gas Equipment & Services–0.20%

Basic Energy Services, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 02/15/19	65,000	67,925
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	19,000	20,188
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	141,000	143,467
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	118,000	117,852
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	91,000	92,365
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	18,000	18,495
		460,292

Oil & Gas Exploration & Production–1.84%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	41,000	43,153
Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	86,000	87,505
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	40,000	40,800
6.75%, 11/01/20	35,000	36,400

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	$135,000	$143,775
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	45,000	48,938
8.25%, 09/01/21	114,000	125,685
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	28,125
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	102,000	114,367
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	120,000	127,200
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	365,000	376,352
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	945,000	1,056,706
Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	116,000	121,800
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	53,000	53,928
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	147,000	144,060
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	127,000	129,857
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	16,000	16,100
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	8,000	8,740
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	88,000	92,400
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	39,000	40,268
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	25,000	23,563
Sr. Unsec. Notes, 5.38%, 10/01/22	34,000	32,980
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	12,000	11,850
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	39,000	39,390
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	38,000	38,190
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	141,000	148,402
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	30,000	32,475
6.63%, 02/15/19	120,000	128,100
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	800,000	801,561
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	71,000	74,017
5.75%, 03/15/21(b)	50,000	52,125
		4,218,812

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.06%

CVR Refining LLC/Coffeyville Finance Inc., Sec. Gtd. Global Notes, 6.50%, 11/01/22	$131,000	$130,018
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	8,000	9,010
		139,028

Oil & Gas Storage & Transportation–2.96%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	90,000	96,750
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	75,000	79,031
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	93,000	95,209
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	80,000	82,800
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	365,000	316,307
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	95,000	108,775
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	690,000	712,537
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,250,000	1,434,342
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes, 4.15%, 02/01/24	826,000	809,108
5.00%, 03/01/43	1,829,000	1,696,448
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	25,000	25,562
6.50%, 08/15/21	55,000	59,675
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	103,000	105,060
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/20	39,000	43,339
Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	49,000	50,960
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	19,000	19,903
Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	22,000	23,705
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/19	225,000	273,326

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	$11,000	$11,770
6.88%, 02/01/21	95,000	103,075
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	40,000	43,400
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	25,000	25,812
6.13%, 10/15/21	19,000	19,713
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	455,000	550,624
		6,787,231

Other Diversified Financial Services–2.92%

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	680,000	821,070
Citigroup Inc., Unsec. Sub. Global Notes, 5.50%, 09/13/25	1,800,000	1,905,330
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	660,000	618,750
ING US Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/22	905,000	992,024
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	1,345,000	1,301,288
Merrill Lynch & Co., Inc., Unsec. Sub. Global Notes, 7.75%, 05/14/38	765,000	980,651
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	70,000	74,550
		6,693,663

Packaged Foods & Meats–1.21%

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	30,000	31,425
Mondelez International Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,255,000	1,508,713
Sr. Unsec. Notes, 6.88%, 01/26/39	850,000	1,026,551
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	55,000	58,300
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	8,000	8,220
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	55,000	57,750
Sun Merger Sub, Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	17,000	17,807
5.88%, 08/01/21(b)	17,000	17,510
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	45,000	46,350
		2,772,626

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Paper Packaging–0.71%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	$10,000	$10,250
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	1,245,000	1,262,713
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	370,000	359,902
		1,632,865

Paper Products–0.97%

Domtar Corp., Sr. Unsec. Gtd. Notes, 6.75%, 02/15/44	1,715,000	1,740,059
International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	280,000	297,328
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	13,000	12,675
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	83,000	84,038
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	81,000	83,126
		2,217,226

Personal Products–0.57%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	805,000	804,350
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	610,000	508,459
		1,312,809

Pharmaceuticals–2.72%

AbbVie Inc., Sr. Unsec. Global Notes, 4.40%, 11/06/42	1,514,000	1,395,225
Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	700,000	700,965
Bristol-Meyers Squibb Co., Sr. Unsec. Gtd. Deb., 6.88%, 08/01/97	633,000	806,683
Mylan Inc., Sr. Unsec. Notes, 4.20%, 11/29/23	615,000	614,436
Perrigo Co. Ltd., Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	610,000	609,421
Unsec. Gtd. Notes 5.30%, 11/15/43(b)	460,000	462,693
Valeant Pharmaceuticals International Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	30,000	30,337
6.38%, 10/15/20(b)	105,000	111,300
6.75%, 08/15/21(b)	15,000	15,937
Sr. Unsec. Notes, 6.75%, 08/15/18(b)	35,000	38,762
7.50%, 07/15/21(b)	35,000	38,850
Zoetis Inc., Sr. Unsec. Global Notes, 3.25%, 02/01/23	485,000	457,630
4.70%, 02/01/43	1,011,000	941,126
		6,223,365

	Principal Amount	Value

Property & Casualty Insurance–1.87%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	$1,435,000	$1,461,906
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	1,100,000	1,361,735
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	730,951
XLIT Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 5.25%, 09/15/14	710,000	734,984
		4,289,576

Real Estate Management & Development–0.01%

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	15,000	14,997

Real Estate Services–0.02%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	32,000	34,320

Regional Banks–1.40%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	750,000	741,138
Unsec. Sub. Notes, 4.30%, 01/16/24	660,000	655,049
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	340,000	397,533
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	1,179,007
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	35,000	39,725
Unsec. Sub. Global Notes, 5.13%, 06/15/17	130,000	133,738
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (d)	80,000	71,800
		3,217,990

Reinsurance–0.31%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	685,000	710,559

Research & Consulting Services–0.53%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	60,000	64,350
Novant Health, Inc., Series 2009 A, Unsec. Bonds, 5.85%, 11/01/19	1,000,000	1,139,448
		1,203,798

Residential REIT’s–0.39%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	940,000	900,171

Restaurants–0.82%

Starbucks Corp., Sr. Unsec. Global Notes, 3.85%, 10/01/23	1,867,000	1,889,564

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Retail REIT’s–1.03%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	$935,000	$928,750
3.25%, 10/15/22	600,000	557,259
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	290,000	286,396
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	500,000	599,437
		2,371,842

Security & Alarm Services–0.02%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	48,000	50,400

Semiconductor Equipment–0.08%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	170,000	175,100
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	10,000	10,625
		185,725

Semiconductors–0.09%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	149,000	160,920
10.75%, 08/01/20	30,000	34,200
		195,120

Specialized Finance–3.82%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	10,000	10,800
7.63%, 04/15/20	120,000	135,750
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	24,000	23,880
5.25%, 03/15/18	95,000	102,600
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	165,000	178,613
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	545,000	575,329
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	2,970,000	3,096,225
Sr. Unsec. Global Notes, 4.88%, 04/01/15	500,000	520,313
5.88%, 04/01/19	540,000	583,537
5.88%, 08/15/22	85,000	87,603
8.75%, 03/15/17	40,000	47,060
Sr. Unsec. Notes, 8.25%, 12/15/20	295,000	350,313
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	1,855,000	1,865,791
Sr. Unsec. Notes, 5.50%, 09/01/20	1,080,000	1,180,081
		8,757,895

	Principal Amount	Value

Specialized REIT’s–3.23%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	$500,000	$458,802
4.63%, 04/01/15	820,000	860,360
Sr. Unsec. Notes, 4.50%, 01/15/18	1,115,000	1,203,123
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	1,250,000	1,441,368
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	525,000	523,667
Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	279,147
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	45,000	48,488
RHP Hotel Properties LP/RHP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/15/21	80,000	78,800
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,755,000	1,827,394
6.75%, 12/15/21	500,000	551,562
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	130,000	131,970
		7,404,681

Specialty Chemicals–0.11%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	35,000	35,613
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	58,000	61,915
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	40,000	42,300
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	75,000	73,500
PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	35,000	38,325
		251,653

Specialty Stores–0.04%

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 11/01/23	38,000	37,905
Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	46,000	48,013
		85,918

Steel–0.84%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	770,000	976,623
Sr. Unsec. Global Notes, 5.75%, 08/05/20	12,000	12,695
6.75%, 02/25/22	20,000	21,777
7.25%, 03/01/41	135,000	128,822
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	65,000	70,362

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Steel–(continued)

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	$96,000	$100,800
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	35,000	37,188
Sr. Unsec. Notes, 7.00%, 02/01/18	40,000	43,400
7.38%, 04/01/20	26,000	27,690
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	580,000	513,911
		1,933,268

Technology Distributors–0.00%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	10,000	10,500

Tires & Rubber–0.03%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	50,000	53,000
Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	15,000	15,975
		68,975

Tobacco–1.56%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	935,000	1,006,253
9.70%, 11/10/18	223,000	298,093
Phillip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	1,582,000	1,557,086
4.88%, 11/15/43	710,000	703,831
		3,565,263

Trading Companies & Distributors–0.03%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 09/01/22	14,000	15,365
United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	5,000	5,388
Sr. Unsec. Global Notes, 8.25%, 02/01/21	25,000	28,531
Wesco Distribution, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 12/15/21(b)	16,000	16,160
		65,444

Trucking–0.11%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19 50,000		54,750
9.75%, 03/15/20	35,000	41,125
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	100,000	108,250
7.38%, 01/15/21	38,000	41,895
		246,020

	Principal Amount	Value

Wireless Telecommunication Services–3.77%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	$620,000	$521,021
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	565,000	593,128
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	211,000	242,386
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,215,000	1,265,514
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	85,000	88,825
6.63%, 11/15/20	125,000	133,125
6.63%, 04/01/23(b)	50,000	51,875
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	50,000	51,687
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	75,000	81,750
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	177,000	176,557
11.50%, 11/15/21	15,000	19,763
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	60,000	67,050
9.00%, 11/15/18(b)	45,000	54,619
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	25,000	27,313
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/24	39,000	39,682
6.54%, 04/28/20	60,000	63,600
6.63%, 04/28/21	5,000	5,275
6.84%, 04/28/23	27,000	28,080
Verizon Communications, Inc., Sr. Unsec. Global Notes, 5.15%, 09/15/23	1,345,000	1,437,493
6.40%, 09/15/33	1,850,000	2,063,227
6.55%, 09/15/43	1,200,000	1,364,035
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	250,000	267,187
		8,643,192
Total U.S. Dollar Denominated Bonds and Notes (Cost $194,204,844)		202,423,459

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

U.S. Treasury Securities–3.76%

U.S. Treasury Bills–0.13%

0.08%, 05/01/14(e)(f)	$100,000	$99,962
0.11%, 05/01/14(e)(f)	200,000	199,925
		299,887

U.S. Treasury Notes–0.85%

1.25%, 10/31/18	584,000	581,514
1.75%, 10/21/20	655,000	641,287
2.75%, 11/15/23	717,000	717,379
		1,940,180

U.S. Treasury Bonds–2.78%

3.63%, 08/15/43	6,600,000	6,378,676
Total U.S. Treasury Securities (Cost $8,655,332)		8,618,743
	Shares

Preferred Stocks–2.94%

Consumer Finance–0.00%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	7	6,762

Diversified Banks–0.94%

CoBank ACB, Series F, 6.25% Pfd.(b)	10,000	990,938
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	2,502	61,649
Wells Fargo & Co., 5.85% Pfd.	45,000	1,089,900
		2,142,487

Investment Banking & Brokerage–0.95%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	20,000	454,400
Morgan Stanley, Series E, 7.13% Pfd.	65,000	1,725,847
		2,180,247

Multi-Line Insurance–0.05%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,135	120,039

Office REIT’s–0.01%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	560	13,737

Other Diversified Financial Services–0.49%

Citigroup Inc., Series K, 6.88% Pfd.	45,000	1,130,513

Regional Banks–0.34%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	30,000	767,400

Reinsurance–0.15%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	14,000	351,820

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	420	26,426
Total Preferred Stocks (Cost $6,668,085)		6,739,431

	Principal Amount		Value

Municipal Obligations–0.38%

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20		$570,000	$544,618
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57 300,000			326,187
Total Municipal Obligations (Cost $889,500)			870,805

Non-U.S. Dollar Denominated Bonds & Notes–0.32%(g)

Broadcasting–0.06%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	135,860

Casinos & Gaming–0.05%

Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	65,000	49,453
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	70,000	68,676
			118,129

Construction Materials–0.07%

Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	100,000	154,880

Food Distributors–0.07%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	175,504

Hotels, Resorts & Cruise Lines–0.04%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	50,000	88,673

Leisure Facilities–0.03%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	50,000	71,836
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $725,278)			744,882

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Shares	Value

Common Stocks–0.01%

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $38,584)(b)(h)	180	$15,300

Money Market Funds–3.77%

Liquid Assets Portfolio –Institutional Class (i)	4,327,912	4,327,912
Premier Portfolio –Institutional Class (i)	4,327,912	4,327,912
Total Money Market Funds (Cost $8,655,824)		8,655,824
TOTAL INVESTMENTS–99.48% (Cost $219,837,447)		228,068,444
OTHER ASSETS LESS LIABILITIES–0.52%		1,185,402
NET ASSETS–100.00%		$229,253,846

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $56,636,071, which represented 23.40% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(d)	Perpetual bonds with no specified maturity date.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 3.
(g)	Foreign denominated securities. Principal amount is denominated in currency indicated.
(h)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.     Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Bond Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract

        Invesco Bond Fund

E.	Foreign Currency Contracts – (continued)

and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

        Invesco Bond Fund

G.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Leverage Risk – Leverage exists when a Trust can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

        Invesco Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$11,541,195	$3,869,360	$—	$15,410,555
U.S. Treasury Securities	—	8,618,743	—	8,618,743
Corporate Debt Securities	—	202,423,459	—	202,423,459
Foreign Debt Securities	—	744,882	—	744,882
Municipal Obligations	—	870,805	—	870,805
	$11,541,195	$216,527,249	$—	$228,068,444
Foreign Currency Contracts*	—	(21,799)	—	(21,799)
Futures Contracts *	(18,210)	—	—	(18,210)
Swap Agreements*	—	(178,327)	—	(178,327)
Total Investments	$11,522,985	$216,327,123	$—	$227,850,108

  * Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	Short	33	March – 2014	$(4,591,125)	$(25,335)
U.S. Treasury 5 Year Notes	Long	63	March – 2014	7,618,078	8,985
U.S. Treasury 10 Year Notes	Long	13	March – 2014	1,629,875	(1,860)
Total – Interest Rate Risk					$(18,210)

Invesco Bond Fund

Open Foreign Currency Contracts at Period-End
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/09/13	Morgan Stanley & Co., Inc.	EUR	298,000	USD	395,312	$404,856	$(9,544)
12/09/13	RBC Capital Markets Corp.	GBP	100,000	USD	153,200	163,630	(10,430)
01/13/14	Morgan Stanley & Co., Inc.	GBP	55,642	USD	89,200	91,025	(1,825)
							$(21,799)

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD – U.S. Dollar

Open Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.57%	$2,500,000	$140,303	$(178,327)
(a)	Implied credit spreads represent the current level as of November 30, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2013 was $180,342,406 and $205,373,159, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $122,623,322 and $114,323,612, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,956,032
Aggregate unrealized (depreciation) of investment securities	(2,870,713)
Net unrealized appreciation of investment securities	$7,085,319
Cost of investments for tax purposes is $220,983,125.

Invesco Bond Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Bond Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.